Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Subsequent Events

Note 10Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the condensed consolidated balance sheet date up to the date that the unaudited condensed consolidated financial statements were issued. Based upon this review, except as disclosed below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed consolidated financial statements.

On April 17, 2024, the Company, DHAC and iDoc entered into a letter agreement with the Bridge Investor which amended the date with respect to the termination or closing of the business combination referenced in the Additional Bridge Notes from March 31, 2024 to June 30, 2024.

On April 17, 2024, the parties to the Third Amended and Restated Business Combination Agreement executed a Second Amendment to the Third Amended and Restated Business Combination Agreement to extend the termination date therein to June 30, 2024.

On April 17, 2024, the parties to the Extension Financing documents executed a letter agreement, which extended the maturity date of the Extension Note to June 30, 2024 On May 1, 2024, the term of DHAC was extended from May 8, 2024 to August 8, 2024.

On June 7, 2024, the DHAC board agreed to the Third Amended and Restated Business Combination agreement to close the business combination transaction on or before June 30, 2024.

Note 11 Subsequent Events

In accordance with ASC 855-10, the Company has analyzed its operations subsequent to December 31, 2023, through the date when the consolidated financial statements were issued and has determined that it does not have any material subsequent events to disclose in these consolidated financial statements.

On February 13, 2024, the Company amended the November 21, 2023, “SPA” with the accredited investor. Under the amended SPA, in connection with the Business Combination, VSee Health will assume the contingent liability. Under the amended SPA, the accredited investor will purchase from VSee Health 300,000 shares of the common stock at $2 per share in exchange for the contingent liability of $600,000.

IDoc Virtual Telehealth Solutions, Inc.
Subsequent Events
Note 10	Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the condensed consolidated balance sheet date up to the date that the unaudited condensed consolidated financial statements were issued. Based upon this review, except as disclosed below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed consolidated financial statements.

On April 17, 2024, the Company, DHAC and VSee entered into a letter agreement with the Bridge Investor which amended the date with respect to the termination or closing of the business combination referenced in the Additional Bridge Notes from March 31, 2024 to June 30, 2024.

On April 17, 2024, the parties to the Third Amended and Restated Business Combination Agreement executed a Second Amendment to the Third Amended and Restated Business Combination Agreement to extend the termination date therein to June 30, 2024.

On April 17, 2024, the parties to the Extension Financing documents executed a letter agreement, which extended the maturity date of the Extension Note to June 30, 2024 On May 1, 2024, the term of DHAC was extended from May 8, 2024 to August 8, 2024.

On June 7, 2024, the DHAC board agreed to the Third Amended and Restated Business Combination agreement to close the business combination transaction on or before June 30, 2024.

Note 13Subsequent Events

In accordance with ASC 855-10, the Company has analyzed its operations subsequent to December 31, 2023, through the date when the consolidated financial statements were issued and has determined that it does not have any material subsequent events to disclose in these consolidated financial statements.

On February 13, 2024, the Company amended the November 21, 2023, “SPA” with the accredited investor. Under the amended SPA, in connection with the Business Combination, VSee Health will assume the contingent liability. Under the amended SPA, the accredited investor will purchase from VSee Health 300,000 shares of the common stock at $2 per share in exchange for the contingent liability of $600,000.